SHAREHOLDERS' (DEFICIT) EQUITY - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred shares, shares authorized	50,000,000	0
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
TAILWIND TWO ACQUISITION CORP.
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0